Defined benefit scheme (Schedule of Defined Benefit Assets in Current Period) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 ILS (₪)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 ILS (₪)
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	₪ 4,653
Closing defined benefit assets	4,937	$ 1,361	₪ 4,653
Plan assets [Member]
Disclosure of defined benefit plans [line items]
Opening defined benefit assets	4,653	1,283	4,826
Employer contribution	328	90	355
Expected return on the plan assets	233	64	95
Changes in financial assumptions	172	47	(367)
Interest losses on severance payment allocated to remuneration benefits	(39)	(11)	6
Benefits paid	(410)	(113)	(262)
Closing defined benefit assets	₪ 4,937	$ 1,360	₪ 4,653